SIGNIFICANT ACCOUNTING POLICIES - Recoverability of Goodwill (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Goodwill	$ 379,220	$ 380,234
PP&E	451,174	484,316
Intangible assets	144,114	157,019
Right of use assets	33,415	26,825
TOTAL ASSETS	1,079,114	1,135,163
CGU of Argentina
Disclosure of information for cash-generating units [line items]
Goodwill	378,863	379,022
PP&E	430,028	458,536
Intangible assets	134,644	146,889
Right of use assets	31,277	24,893
TOTAL ASSETS	$ 974,812	$ 1,009,340